333-239721

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

Pre-Effective Amendment No.      //

Post-Effective Amendment No. 1     /X/

(Check appropriate box or boxes)

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Title of Securities Being Registered: Shares of common stock (par value $0.0001 per share) of the Registrant.

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

This Post-Effective Amendment consists of the following:

1) Facing Sheet of the Registration Statement.

2) Part A is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant`s registration statement filed on Form N-14 on August 17, 2020. Part B to the Registration Statement is incorporated herein by reference to the Registrant`s Registration Statement on Form N-14 (File No. 333-239721) filed on August 17, 2020.

This Post-Effective Amendment No. 1 to the Registrant`s Registration Statement on Form N-14, as amended, is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely for the purpose of filing an opinion of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, as Exhibit 12 to the Registration Statement on Form N-14, as amended.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates and all other investment companies in the T. Rowe Price family of mutual funds as listed in Item 31 of the Registrant’s Registration Statement filed as Amendment No. 54 dated June 26, 2020. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Articles of Incorporation of Registrant, dated March 21, 1980 (electronically filed with Amendment No. 18 dated June 9, 1994)

(1)(b) Articles of Amendment, dated January 9, 1981 (electronically filed with Amendment No. 18 dated June 9, 1994)

(1)(c) Articles of Amendment of T. Rowe Price Tax-Exempt Money Fund, Inc., on behalf of T. Rowe Price Tax-Exempt Money Fund—PLUS Class dated October 16, 1998 (electronically filed with Amendment No. 22 dated April 28, 1999)

(1)(d) Articles Supplementary of T. Rowe Price Tax-Exempt Money Fund, Inc., on behalf of T. Rowe Price Tax-Exempt Money Fund—PLUS Class dated October 16, 1998 (electronically filed with Amendment No. 22 dated April 28, 1999)

(1)(e) Articles of Supplementary of Registrant on behalf of T. Rowe Price Tax-Exempt Money Fund—I Class dated March 29, 2017 (electronically filed with Amendment No. 48 dated June 28, 2017)

(2) By-Laws of Registrant, as amended June 29, 1981, January 21, 1988, April 20, 1990, July 1, 1991, July 20, 1993, July 21, 1999, October 16, 2002, February 5, 2003, April 21, 2004, February 8, 2005, July 22, 2008, October 17, 2011, and July 25, 2018 (electronically filed with Amendment No. 52 dated June 27, 2019)

(3) Specimen Stock Certificate (filed with Amendment No. 1)

(4) Agreement and Plan of Reorganization dated October 9, 2020 is attached as Exhibit A to the Combined Proxy Statement and Prospectus and is incorporated herein by reference to Exhibit (4) of the Registrant’s Registration Statement on Form N-14 dated November 12, 2020

(5) Inapplicable

(6)(a) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated July 1, 1987 (electronically filed with Amendment No. 18 dated June 9, 1994)

(6)(b) Amendment to Investment Management Agreements between Registrant and T. Rowe Price Associates, Inc., dated August 1, 2004 (electronically filed with Amendment No. 28 dated June 30, 2005)

(7)(a) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated January 8, 1981 (electronically filed with Amendment No. 18 dated June 9, 1994)

(7)(b) Amendment to Underwriting Agreements between Each T. Rowe Price Fund listed on Schedule A and T. Rowe Price Investment Services, Inc., dated February 6, 2017 (electronically filed with Amendment No. 50 dated June 28, 2018)

(8) Inapplicable

(9)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, October 3, 2016, April 25, 2017, June 28, 2017, July 24, 2017, August 10, 2017, September 15, 2017, October 30, 2017, February 5, 2018, August 9, 2018, April 5, 2019, April 15, 2019, August 26, 2019, November 15, 2019, and February 13, 2020 (electronically filed with Pre-Amendment No. 1 to the Registrant's registration statement filed on Form N-14 dated August 17, 2020)

(9)(b) Subcustodian Agreements between T. Rowe Price Tax-Free Funds and Irving Trust Company and Morgan Guaranty Trust Company (filed with Amendment No. 8)

(9)(c) Subcustodian Agreement between Irving Trust Company and State Street Bank and Trust Company (filed with Amendment No. 12)

(10)(a) Rule 18f-3 Plan for the T. Rowe Price Tax-Exempt Money Fund and T. Rowe Price Tax-Exempt Money Fund—I Class dated July 6, 2017 (electronically filed with Amendment No. 48 dated June 28, 2017)

(10)(b) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Tax-Exempt Money Fund and T. Rowe Price Tax-Exempt Money Fund—I Class dated October 1, 2019 (electronically filed with Amendment No. 54 dated June 26, 2020)

(11) Opinion of Counsel as to the legality of securities – is filed herewith as Exhibit (11) (electronically filed with Pre-Amendment No. 1 to the Registrant’s registration statement filed on Form N14 dated August 17, 2020)

(12) Opinion and Consent of Willkie Farr & Gallagher LLP with respect to tax consequences

(13)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2020, as amended May 6, 2020 (electronically filed with Pre-Amendment No. 1 to the Registrant’s registration statement filed on Form N14 dated August 17, 2020)

(13)(b) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, January 20, 2015, July 1, 2015, and July 27, 2015 (electronically filed with Amendment No. 46 dated June 28, 2016)

(13)(c) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 1, 2019, and June 5, 2020 (electronically filed with Pre-Amendment No. 1 to the Registrant’s registration statement filed on Form N14 dated August 17, 2020)

(13)(d) Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016, April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, October 25, 2016, December 22, 2016, May 9, 2017, July 17, 2017, October 1, 2017, October 30, 2017, June 21, 2018, June 22, 2018, October 1, 2018, November 27, 2018, August 26, 2019, and June 5, 2020 (electronically filed with Pre-Amendment No. 1 to the Registrant’s registration statement filed on Form N14 dated August 17, 2020)

(13)(e) Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon dated February 28, 2017, as amended April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 30, 2019, and June 5, 2020 (electronically filed with Pre-Amendment No. 1 to the Registrant’s registration statement filed on Form N14 dated August 17, 2020)

(13)(f) I Class Expense Limitation Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds listed on Exhibit A of the Agreement, dated July 26, 2016 (electronically filed with Amendment No. 48 dated June 28, 2017)

(13)(g) Management Fee Waiver Agreement between T. Rowe Price Associates, Inc. and each of the funds listed on Exhibit A dated April 1, 2017 (electronically filed with Amendment No. 50 dated June 28, 2018)

(13)(h) Expense Limitation and Management Fee Waiver Agreement between T. Rowe Price Associates, Inc., and each of the T. Rowe Price Funds listed on Schedules 1 and 2 of the Agreement, dated May 4, 2020 (electronically filed with Amendment No. 54 dated June 26, 2020)

(14) Consent of Independent Registered Public Accounting Firm (electronically filed with Pre-Amendment No. 1 to the Registrant’s registration statement filed on Form N14 dated August 17, 2020)

(15) Inapplicable

(16) Power of Attorney

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that, in response to Exhibit 12 required by Item 16, the Opinion and Consent of Counsel - Willkie Farr & Gallagher LLP, regarding certain tax matters, is filed as part of an amendment to the registration statement

As required by the Securities Act of 1933, this Registrant Statement has been signed on behalf of the Registrant, in the City of Baltimore, and State of Maryland, on the 12th day of November, 2020.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

/s/David Oestreicher

By: David Oestreicher

Director and Executive Vice President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	November 12, 2020

David Oestreicher	and Executive Vice President

/s/Alan S. Dupski	Treasurer and Vice President	November 12, 2020

Alan S. Dupski	(Principal Financial Officer
and Principal Accounting Officer)

*

Teresa Bryce Bazemore	Director	November 12, 2020

*

Ronald J. Daniels	Director	November 12, 2020

*

Bruce W. Duncan	Director	November 12, 2020

*

Robert J. Gerrard, Jr.	Chairman of the Board	November 12, 2020

and Director

*

Paul F. McBride	Director	November 12, 2020

*

Cecilia E. Rouse	Director	November 12, 2020

*

John G. Schreiber	Director	November 12, 2020

/s/Robert W. Sharps	Director	November 12, 2020

Robert W. Sharps

*/s/David Oestreicher	Attorney-In-Fact	November 12, 2020

David Oestreicher